Staff costs (Tables)	12 Months Ended
Dec. 31, 2022
Staff costs
Schedule of staff costs

	2022	2021	2020
Wages and salaries	3,343,645	3,280,004	2,959,856
Social charges and insurances	394,797	396,149	315,164
Value of share-based services (note 13)	3,034,740	946,632	901,425
Retirement benefit (note 19)	279,920	114,353	220,559
Total staff costs	7,053,102	4,737,138	4,397,004